Related Party Transactions (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transactions 1		80.00%	80.00%
Related Party Transactions 2		20.00%	20.00%
Related Party Transactions 3			50,000,000
Related Party Transactions 4			10,000,000
Related Party Transactions 5			30,000,000
Related Party Transactions 6			10,000,000
Related Party Transactions 7		1,572,699
Related Party Transactions 8			50,000,000
Related Party Transactions 9		7,903,000
Related Party Transactions 10			12,500,000
Related Party Transactions 11		1,871,000
Related Party Transactions 12			2,519,700
Related Party Transactions 13		398,000
Related Party Transactions 14			30,000,000
Related Party Transactions 15			1,000,000
Related Party Transactions 16		159,000
Related Party Transactions 1	3,000,000
Related Party Transactions 2	3,000,000
Related Party Transactions 3	4.75
Related Party Transactions 4	4.75
Related Party Transactions 5	$ 40,000